Other equity instruments	12 Months Ended
Dec. 31, 2025
Disclosure of other equity instruments [line items]
Other equity instruments
26 Other equity instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Share options and incentive plans 1	Total

On January 1, 2025	500	923	454	95	1,972

Shares granted / Share options cost incurred	-	-	-	37	37

Shares vested / Share options forfeited	-	-	-	(31)	(31)

On December 31, 2025	500	923	454	101	1,978

On January 1, 2024	500	923	454	74	1,951

Shares granted / Share options cost incurred	-	-	-	49	49

Shares vested / Share options forfeited	-	-	-	(28)	(28)

On December 31, 2024	500	923	454	95	1,972

On January 1, 2023	500	923	454	66	1,943

Shares granted / Share options cost incurred	-	-	-	33	33

Shares vested / Share options forfeited	-	-	-	(25)	(25)

On December 31, 2023	500	923	454	74	1,951

1	Incentive plans include the shares granted to personnel that are not yet vested.

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2025	2024	2023

EUR 500 million	5.625% 1	Semi-annually, April 15	2029	500	500	500

On December 31				500	500	500

1	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5-year mid swap plus a margin of 5.207%.
The securities have been issued at par and include subordination provisions, ranking junior to all other liabilities and senior only to shareholders’ equity. The conditions of the securities contain certain provisions for coupon payment deferral. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time between April 15, 2029 and October 15, 2029 and every reset date (October 15, with five-year intervals) thereafter.

Junior perpetual capital securities	Coupon rate	Coupon date	Year of next call	2025	2024	2023

USD 500 million	floating CMS rate 1	Quarterly, July 15	2026	402	402	402

EUR 950 million 3	floating DSL rate 2	Quarterly, July 15	2026	521	521	521

On December 31				923	923	923

1
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the aggregate of (i) the
10-year
USD SOFR ICE swap rate, (ii) a spread adjustment of
29
basis points and (iii) a credit spread of
10
basis points, with a maximum of 8.5%.

2
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing
10-year
Dutch government bond yield plus a spread of
10
basis points, with a maximum of 8%.

3	On April 5, 2022 Aegon completed a tender offer buying back EUR 429 million of perp etual capital securities , part of the EUR 950 million notes issued in 2004.
The interest rate exposure on some of these securities has been swapped to a SOFR- or EURIBOR- based yield.
The securities have been issued at par. The securities include subordination provisions, ranking junior to all other liabilities and senior only to shareholders’ equity. The conditions of the securities contain certain provisions for coupon payment deferral and, in situations under Aegon’s control, mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2025	2024	2023

EUR 136 million	1.425% 2, 4	Annually, October 14	2028	136	136	136

EUR 203 million	0.496% 3, 4	Annually, March 4	2031	203	203	203

EUR 114 million	3.568% 1, 4	Annually, June 8	2035	114	114	114

On December 31				454	454	454

1
The coupon of the EUR
114
 million bonds was originally set at
8
% until
June 8, 2005
. Subsequently, the coupon was reset at
4.156
% until
June 8, 2015
; to
1.506
% until
June 8, 2025
; and to
3.568
% thereafter.

2	The coupon of the EUR 136 million bonds was originally set at 7.25 % until October 14, 2008 . Subsequently, the coupon has been reset at 5.185 % until October 14, 2018 and 1.425 % until October 14, 2028 .
3	The coupon of the EUR 203 million bonds was originally set at 7.125 % until March 4, 2011 . Subsequently, the coupon has been reset at 4.26 % until March 4, 2021 and 0.496 % until March 4, 2031 .
4
If the bonds are not called on the respective call dates and after consecutive periods of 10 years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of
85
basis points.

These bonds have the same subordination provisions as dated subordinated debt. In addition, the bonds’ terms include provisions for deferring coupon payments. Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of the next call.

Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Other equity instruments	15 Other equity instruments For the detailed breakdown of the other equity instruments, reference is made to note 26 Other equity instruments to the consolidated financial statements of the Group.